Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended										60 Months Ended	120 Months Ended
	May 31, 2014	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2024	May 31, 2024
C000057444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2014	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015
Without Sales Load [Member] | C000057444
Average Annual Return [Line Items]
Average Annual Return, Percent		47.20%										20.29%	7.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		28.19%										15.80%	12.69%